Share capital (Narrative) (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 SFr / shares	Dec. 31, 2022 shares
Ordinary share capital
Shares issued | shares	3,858,408,466		3,858,408,466
Par value of shares | $ / shares	$ 0.10
Share capital | $	$ 385,840,846.60
Par value per share before alignment with entity's presentation currency | SFr / shares		SFr 0.10
Conditional share capital
Additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | shares	380,000,000
Value of additional conditional capital available for conversion rights and warrants granted in connection with the issuance of bonds or similar financial instruments | $	$ 38,000,000
Authorized share capital
Shares issued held by parent entity	100.00%